UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09-30-2008
                                               ---------------------------------

Check here if Amendment |_|;      Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     NorthRoad Capital Management, LLC
          ----------------------------------------------------------------------
Address:  530 Fifth Avenue, 3rd Floor
          ----------------------------------------------------------------------
          New York, NY 10036
          ----------------------------------------------------------------------

Form 13F File Number: 28-10409
                      --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin S. Aarons
          ----------------------------------------------------------------------
Title:    Chief Operating Officer
          ----------------------------------------------------------------------
Phone:    (212) 302-9500
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Kevin S. Aarons                 New York, NY                      11-03-2008
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

|_| 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 47
                                        -------------------

Form 13F Information Table Value Total: $859,677
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

NORTHROAD CAPITAL MANAGEMENT
13F WORKSHEET
QUARTER ENDED 9/30/08

        ITEM 1:             ITEM 2:        ITEM 3:      ITEM 4:      ITEM 5:          ITEM 6:                        ITEM 8:
    NAME OF ISSUER      TITLE OF CLASS  CUSIP NUMBER  MARKET VALUE   SHARES    INVESTMENT DISCRETION           VOTING AUTHORITY
                                                       ($ 000'S)               SOLE   SHARED   OTHER     SOLE        SHARED   OTHER
3M CO COM               FOREIGN COMMON   88579Y101      13,791        201,895     X                      149,454     52,441
ACCENTURE LTD SHS CL    COMMON           G1150G111      14,320        376,847     X                      280,440     96,407
ASTRAZENECA PLC ADR S   COMMON           046353108      13,293        302,933     X                       38,923    264,010
AXA ADR SPONSORED       FOREIGN          54536107       18,517        566,974     X                       81,208    485,766
BARCLAYS PLC ADR        COMMON           06738E204      26,943      1,090,791     X                      138,762    952,029
CADBURY PLC             FOREIGN COMMON   12721E102      20,949        511,698     X                       64,729    446,969
CANON INC ADR           FOREIGN COMMON   138006309      20,809        551,222     X                       67,540    483,682
CITIGROUP INC COM       FOREIGN COMMON   172967101      14,937        728,256     X                      519,086    209,170
CRH PLC ADR             COMMON           12626K203      17,339        813,263     X                      100,666    712,597
DANSKE BK A/S ADR       FOREIGN          236363107      14,651      1,247,659     X                      157,838  1,089,821
DIAGEO PLC ADR SPONSO   FOREIGN COMMON   25243Q205      30,998        450,161     X                       59,312    390,849
DR PEPPER SNAPPLE       COMMON           26138E109      18,802        710,031     X                      319,813    390,218
ENI S P A ADR SPONSOR   FOREIGN COMMON   26874R108      21,095        398,391     X                       49,636    348,755
ERICSSON L M REL CO     FOREIGN COMMON   294821608      26,304      2,789,414     X                      360,299  2,429,115
FRANCE TELECOM ADR SP   COMMON           35177Q105      21,968        784,275     X                      100,696    683,579
GENERAL ELEC CO         FOREIGN          369604103      12,472        489,099     X                      376,305    112,794
GLAXOSMITHKLINE PLC A   COMMON           37733W105      32,002        736,346     X                       98,215    638,131
HARTFORD FINANCIAL      COMMON           416515104       6,510        158,822     X                      123,245     35,577
HSBC HLDGS PLC ADR SP   FOREIGN COMMON   404280406      31,610        391,066     X                       51,193    339,873
I B M                   FOREIGN COMMON   459200101      13,933        119,125     X                       88,139     30,986
ING GROEP N V ADR SPO   COMMON           456837103      15,274        713,759     X                       88,106    625,653
IRELAND BK ADR SPONSO   FOREIGN COMMON   46267Q103      18,541        817,496     X                      108,884    708,612
ISHARES TR MSCI EAFE    COMMON  COMMON   464287465         737         13,090     X                            -     13,090
JOHNSON & JOHNSON       FOREIGN COMMON   478160104       6,171         89,068     X                       24,055     65,013
LILLY, ELI AND COMPANY  COMMON           532457108       8,142        184,913     X                      135,852     49,061
MEDTRONIC               COMMON           585055106       9,717        193,950     X                      135,903     58,047
MITSUBISHI UFJ FINL G   FOREIGN COMMON   606822104      26,172      2,994,525     X                      390,819  2,603,706
NESTLE S A ADR SPON R   COMMON           641069406      31,084        723,123     X                       93,239    629,884
NOVARTIS AG SPONSORED   FOREIGN COMMON   66987V109      33,848        640,578     X                       84,185    556,393
PFIZER INC              FOREIGN          717081103      13,509        732,569     X                      558,307    174,262
PROCTER & GAMBLE COMP   COMMON           742718109      13,932        199,911     X                      136,846     63,065
ROCHE HOLDING LTD       FOREIGN COMMON   771195104      24,348        312,905     X                       41,109    271,796
ROYAL DUTCH SHELL PLC   COMMON  COMMON   780259206      22,865        387,472     X                       50,180    337,292
SANOFI-AVENTIS ADR      COMMON           80105N105      27,044        822,745     X                      113,890    708,855
SAP AG ADR SPON         FOREIGN          803054204      26,908        503,614     X                       61,142    442,472
SHINSEI BANK LTD TOKY   FOREIGN          824631105      19,816      3,371,462     X                      435,182  2,936,280
SOCIETE GENERALE FRAN   FOREIGN COMMON   83364L109      21,930      1,259,100     X                      163,191  1,095,909
TARGET                  FOREIGN COMMON   87612E106       9,047        184,450     X                      130,977     53,473
TELEFONICA SA
  SPONSORED ADR         FOREIGN COMMON   879382208      13,680        191,349     X                       22,848    168,501
TNT N V SPON ADR        FOREIGN          87260W101      15,760        575,402     X                       71,530    503,872
TOTAL FINA ELF S A AD   COMMON           89151E109      22,711        374,271     X                       49,151    325,120
UBS AG SHS              FOREIGN COMMON   H8920M855      12,856        732,950     X                       89,016    643,934
UNILEVER PLC ADR SPON   FOREIGN COMMON   904767704      24,137        887,046     X                      114,117    772,929
VODAFONE GROUP PLC NE   FOREIGN          92857W100      12,222        553,044     X                       67,230    485,814
WELLPOINT INC COM       COMMON           94973V107      11,830        252,936     X                      191,505     61,431
WPP GROUP PLC           FOREIGN COMMON   929309409      16,850        414,617     X                       50,249    364,368
ZIMMER HOLDINGS         COMMON           98956P102       9,308        144,172     X                      102,394     41,778